PROVISIONS	12 Months Ended
Dec. 31, 2021
PROVISIONS [Abstract]
PROVISIONS
15.	PROVISIONS

The total amount of the Provisions is included in current liabilities.

	For legal claims and others
Balances as of 12/31/2019	1,210,596
Inflation adjustment restatement	(390,024)
Additions	490,772	(1)
Uses	(12,186)
Reversals	-
Balances as of 12/31/2020	1,299,158
Inflation adjustment restatement	(525,505)
Additions	532,101	(2)
Uses	(5,006)
Reversals	(4,895)	(3)
Balances as of 12/31/2021	1,295,853

(1)	Ps. 148,369 are included in “Other operating expenses” and Ps. 166,166 in “Financial expenses”.
(2)	Ps. 286,313 are included in “Other operating expenses” and Ps. 245,788 in “Financial expenses”.
(3)	The total are included in “Other operating expenses”.